Fair Value Measurements - Schedule of Key Inputs into Monte Carlo Simulation Model for Warrants (Details) - $ / shares		12 Months Ended
	Dec. 23, 2021	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Expected term (years)	5 years 5 months 4 days	5 years 4 months 24 days
Expected volatility	13.20%	11.70%
Risk-free interest rate	1.21%	1.20%
Stock price	$ 9.88	$ 9.90
Dividend yield	0.00%	0.00%
Exercise price	$ 11.50	$ 11.50